Rule 497(e)
Registration No. 002-30447
1940 Act File No. 811-01728

SUPPLEMENT DATED AUGUST 29, 2016
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2016
OF

Nicholas Fund, Inc.

THIS SUPPLEMENT UPDATES THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.
PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS AND STATEMENT OF
ADDITIONAL INFOMARTION FOR FUTURE REFERENCE.

The purpose of this supplement is to notify the shareholders of Nicholas Fund, Inc. (the “Fund”) with deep and sincere regrets that Mr. Albert O. Nicholas passed away on August 4, 2016. He was very hard working, diligent, humble, and generous. Effective immediately, Mr. David O. Nicholas is the Lead Portfolio Manager of Nicholas Fund, Inc. and Michael L. Shelton is the Portfolio Manager. The information regarding the previous portfolio manager found in the following sections of the prospectus dated July 31, 2016 is deleted and replaced with the following effective August 29, 2016.

PART A: INFORMATION REQUIRED IN THE PROSPECTUS:

1. The section “SUMMARY -- Portfolio Managers” on page 3 of the prospectus is revised and restated as follows:

Portfolio Managers

     Mr. David O. Nicholas is the Lead Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Nicholas is the President of the Fund and has been the Lead Portfolio Manager of the Fund since August 2016. He formerly served as the Associate Portfolio Manager of the Fund from April 2011 to August 2016. Mr. Shelton has been Portfolio Manager of the Fund since August 2016, and has been employed by the Adviser since 2006.

2. The last paragraph of the section captioned “THE FUND'S INVESTMENT ADVISER” on page 9 of the prospectus is revised and restated as follows:

     Mr. David O. Nicholas is the Lead Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Nicholas was the Associate Portfolio Manager of the Fund from April 2011 to August 2016 and served Co-Portfolio Manager of the Fund from November 1996 to April 2008. Mr. Nicholas is President of the Fund, a Director of the Adviser and the President, Chief Executive Officer and Chief Investment Officer of the Adviser. Mr. Nicholas also serves as a Portfolio Manager to other funds managed by the Adviser, and is a Chartered Financial Analyst. In August 2016, Mr. Michael L. Shelton became Portfolio Manager of the Fund. Mr. Shelton also serves as the Lead Portfolio Manager to another fund managed by the Adviser, and has been employed by the Adviser since 2006, and is a Chartered Financial Analyst and a Certified Public Accountant.

3. The last paragraph of the section captioned “THE FUND'S INVESTMENT ADVISER” on page 10 of the prospectus is revised and restated as follows:

     David O. Nicholas is a controlling person of the Adviser through his ownership of 60% of the outstanding voting securities of the Adviser which are held in trust for his benefit.

Part B: INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. The second full paragraph of the section captioned “THE FUND'S INVESTMENT ADVISER” on page 7 of the statement of additional information is revised and restated as follows:

     David O. Nicholas, President and Lead Portfolio Manager of the Fund, is President, Chief Executive Officer, Chief Investment Officer and a Director of the Adviser, and is a controlling person of the Adviser through his ownership of 60% of the outstanding voting securities of the Adviser which are held in trust for his benefit. Michael L. Shelton, Vice President and Portfolio Manager of the Fund, is an employee of the Adviser. David L. Johnson is Executive Vice President of the Fund and Executive Vice President of the Adviser. He is an uncle of David O. Nicholas. Lynn S. Nicholas, Senior Vice President of the Fund, is Senior Vice President of the Adviser. Lynn S. Nicholas is the sister of David O. Nicholas. Lawrence J. Pavelec, Senior Vice President and Secretary of the Fund, is Senior Vice President, Secretary and Chief Operating Officer of the Adviser. Candace L. Lesak, Vice President of the Fund, is an employee of the Adviser. Jennifer R. Kloehn, Senior Vice President, Treasurer and Chief Compliance Officer of the Fund, is Senior Vice President, Treasurer, Chief Financial Officer and Chief Compliance Officer of the Adviser. K. Thor Lundgren, 100 E. Wisconsin Avenue, Milwaukee, Wisconsin, is a Director of the Adviser. Mr. Lundgren is a partner with the law firm of Michael Best & Friedrich LLP, Milwaukee, Wisconsin, legal counsel to the Fund and the Adviser.

In addition, effective August 1, 2016, Mr. Robert H. Bock submitted his bona fide resignation as a Director of the Fund. Accordingly, all references to Mr. Bock in the Statement of Additional Information are deleted and should be disregarded in their entirety.

2. On page 7, the entries for Albert O. Nicholas and Robert H. Bock in the second and third paragraphs of the section captioned “MANAGEMENT – DIRECTORS AND EXECUTIVE OFFICERS OF THE CORPORATION AND PORTFOLIO MANAGERS OF THE FUND” are deleted in their entirety.

To reflect the changes in board membership and changes to officer appointments, the biographical table appearing in the section captioned “MANAGEMENT – DIRECTORS AND EXECUTIVE OFFICERS OF THE CORPORATION AND PORTFOLIO MANAGERS OF THE FUND” is deleted in its entirety and replaced with the following table. The pertinent information about the Fund's officers and directors is as of August 29, 2016.

Other
				Number of	Directorships
		Term of		Portfolios	Held by
		Office and		in Fund	Director
	Positions	Length of		Complex	during the
	Held With	Time	Principal Occupations	Overseen	Past Five
Name and Age	Fund	Served	during Past Five Years	by Director	Years

DISINTERESTED
DIRECTOR

Jay H. Robertson, 64	Director	(1), 14 years	Private Investor, April 2000	6	None
to present. Chairman of the
Board of Robertson-Ryan
and Associates, Inc., an
insurance brokerage firm
from 1993 to March 2000.

Other
				Number of	Directorships
		Term of		Portfolios	Held by
		Office and		in Fund	Director
	Positions	Length of		Complex	during the
	Held With	Time	Principal Occupations	Overseen	Past Five
Name and Age	Fund	Served	during Past Five Years	by Director	Years
OFFICERS
David O. Nicholas, 55	President	Annual,	President, Chief Executive	N/A	N/A
	and Lead	27 years	Officer (since August 2016),
	Portfolio		Chief Investment Officer
	Manager		and Director, Nicholas
Company, Inc., the Adviser
to the Fund and employed
by the Adviser since 1986.
He has been Portfolio
Manager for, and primarily
responsible for the day-to-
day management of the
portfolios of Nicholas II,
Inc. and Nicholas Limited
Edition, Inc. since March
1993 and Lead Portfolio
Manager of the Fund and
Portfolio Manager of
Nicholas Equity Income
Fund, Inc. since August
2016. He served as
Associate Portfolio Manager
of the Fund from April 2011
to August 2016. He is a
Chartered Financial Analyst.

David L. Johnson, 74	Executive	Annual,	Executive Vice President,	N/A	N/A
	Vice	36 years	Nicholas Company, Inc., the
	President		Adviser to the Fund, and
employed by the Adviser
since 1980. He is a
Chartered Financial Analyst.

Lynn S. Nicholas, 60	Senior Vice	Annual,	Senior Vice President,	N/A	N/A
	President	31 years	Nicholas Company, Inc., the
Adviser to the Fund, and
employed by the Adviser
since September 1983. She
is a Chartered Financial
Analyst.

Lawrence J. Pavelec, 57	Senior Vice	Annual,	Senior Vice President (since	N/A	N/A
	President	11 years	April 2003), Secretary and
	and		Chief Operating Officer
	Secretary		(since August 2016),
Nicholas Company, Inc., the
Adviser to the Fund, and
employed by the Adviser
since April 2003. He is
Portfolio Manager for and
primarily responsible for the
day-to-day management of
the portfolio of Nicholas
High Income Fund, Inc.,
since April 2008. He served
as Co-Portfolio Manager of
Nicholas High Income
Fund, Inc. from April 2003
until April 2008. He is a
Chartered Financial Analyst.

Other
				Number of	Directorships
		Term of		Portfolios	Held by
		Office and		in Fund	Director
	Positions	Length of		Complex	during the
	Held With	Time	Principal Occupations	Overseen	Past Five
Name and Age	Fund	Served	during Past Five Years	by Director	Years
Candace L. Lesak, 58	Vice	Annual,	Employee, Nicholas	N/A	N/A
	President	31years	Company, Inc., the Adviser
to the Fund, since February
1983. She is a Certified
Financial Planner.

Michael L. Shelton, 44	Vice	Annual,	Employee, Nicholas	N/A	N/A
	President	Since	Company, Inc., the Adviser
	and	August	to the Fund, since July 2006.
	Portfolio	2016	He has been Lead Portfolio
	Manager		Manager for and primarily
responsible for the day-to-
day management of the
portfolio of the Nicholas
Equity Income Fund, Inc.
since August 2016. He
served Co-Portfolio
Manager of Nicholas Equity
Income Fund, Inc. from
April 2011 to August 2016.
He is a Chartered Financial
Analyst and Certified Public
Accountant.

Jennifer R. Kloehn, 43	Senior Vice	Annual,	Senior Vice President,	N/A	N/A
	President,	Since	Treasurer, Chief Financial
	Treasurer	August	Officer (since August 2016)
	and Chief	2016 and	and Chief Compliance
	Compliance	May 2016	Officer (since May 2016),
	Officer		Nicholas Company, Inc., the
Adviser to the Fund;
Compliance Officer and
Assistant Vice President,
Nicholas Company, Inc.,
July 2004 to April 2016. She
is a Certified Public
Accountant.

(1)	Until duly elected or re-elected at a subsequent annual meeting of the Fund.